Capitalized Software Development Costs, net (Details 1) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Oct. 01, 2013	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Net	$ 1,152,909	$ 639,416	$ 343,575	$ 343,575	$ 383,227
Capitalized Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
2015	486,149	314,326
2016	411,239	260,816
2017	255,521	64,274
Capitalized Computer Software, Net	$ 1,152,909	$ 639,416